NATURE OF OPERATIONS (Narrative) (Details) - USD ($)	Mar. 31, 2024	Jan. 31, 2024	Jan. 31, 2023
Nature Of Operations [Abstract]
Working capital (deficit)	$ (6,908,835)	$ (6,922,786)	$ (6,374,973)
Accumulated deficit	$ (72,851,401)	$ (72,776,997)	$ (69,471,712)